Inventories - Continuity of Obsolescence Reserve from Continuing Operations for Inventory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017	Mar. 26, 2016
Inventory Disclosure [Abstract]
Beginning balance	$ 1,332	$ 1,671	$ 2,178
Additional charges	592	300	533
Deductions	(436)	(639)	(1,040)
Ending balance	$ 1,488	$ 1,332	$ 1,671